Benefit Plans (Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Income)) (Details) - Pension [Member] - THE DAYTON POWER AND LIGHT COMPANY [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.66%	4.28%	4.49%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	6.25%	6.50%	6.50%